Employee benefits (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) MXN-Rate	Dec. 31, 2017 MXN ($) MXN-Rate	Dec. 31, 2016 MXN ($) MXN-Rate
Disclosure of Employee benefits [Line Items]
Defined benefit obligation, at present value	$ 500,072	$ 512,210	$ 462,554
Statutory employee profit sharing percentage	10.00%
Description Of Rights To Receive The Contribution	i) if the employee retires between the first and the 4.99 year of services (4 year of services during 2015), he/she does not have the right to receive the contribution made by the Company, ii) if he/she retires on the fifth year of services he/she has the right to receive 50% of the contributions made by the Company and, for each additional service year, the employee has the right to receive an additional 10% of the contributions made by the Company.
Description of nature of benefits provided by plan	20% of employee contributions for employees with 1 - 4.99 years of service, ii) 40% of employee contributions for employees with 5 - 9.99 years of service, and iii) 100% matching contributions for employees with 10 or more years of service or when the employee reaches 40 years of age, regardless of the years of service
Foreign defined benefit plans [Member]
Disclosure of Employee benefits [Line Items]
Employee benefits expense	$ 0	0	1,597
Foreign defined benefit plans [Member] | Bachoco USA, LLC [Member]
Disclosure of Employee benefits [Line Items]
Defined Contribution Plan, Employer Contribution Percentage	50.00%
Employee benefits expense	$ 12,999	$ 11,497	$ 10,909
Defined Contribution Plan, Employer Contribution Percentage Per Employee	2.00%
Description of vesting requirements for share-based payment arrangement	10 years
Number of other equity instruments outstanding in share-based payment arrangement | MXN-Rate	26,000	26,000	26,000
Defined benefit obligation, at present value	$ 20,922	$ 3,378	$ 3,337
State defined benefit plans [member]
Disclosure of Employee benefits [Line Items]
Employee benefits expense	$ 62,028	$ 56,063	$ 50,047
Defined Contribution Plan, Employer Contribution Percentage Per Employee	2.00%
Bottom of range [member]
Disclosure of Employee benefits [Line Items]
Defined Contribution Plan, Employer Contribution Percentage			1.00%
Top of range [member]
Disclosure of Employee benefits [Line Items]
Defined Contribution Plan, Employer Contribution Percentage			5.00%